Share-based awards (Details 3) - Jun. 30, 2015 - CHF (SFr) shares in Millions, SFr in Millions	Total	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 1,994	SFr 1,994
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 427	SFr 427
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	79.1	48.2
Granted (in shares)	0.0	30.9
Settled (in shares)	(23.0)	(23.0)
Forfeited (in shares)	(0.2)	(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	55.9	55.9
of which vested (in shares)	2.1	2.1
of which unvested (in shares)	53.8	53.8
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 972	SFr 972
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	118.0	77.1
Granted (in shares)	0.5	42.6
Settled (in shares)	(36.1)	(37.2)
Forfeited (in shares)	(0.4)	(0.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	82.0	82.0
of which vested (in shares)	4.0	4.0
of which unvested (in shares)	78.0	78.0
Stock compensation plan | Adjustable Performance Plan share awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	7.6	7.3
Granted (in shares)	0.0	0.3
Settled (in shares)	(7.6)	(7.6)
Forfeited (in shares)	0.0	0.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0.0	0.0
of which vested (in shares)	0.0	0.0
of which unvested (in shares)	0.0	0.0